UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07359

650 HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

650 MADISON AVENUE, 19TH FLOOR

NEW YORK, NEW YORK 10022

(Address of principal executive offices) (Zip code)

CLIFFORD E. LAI, PRESIDENT

650 HIGH INCOME FUND, INC.

650 MADISON AVENUE, 19TH FLOOR

NEW YORK, NEW YORK 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-212-558-2000

Date of fiscal year end:  July 31

Date of reporting period:  January 31, 2011

Item 1. Reports to Shareholders.

650 High Income Fund, Inc.

Semi-Annual Report

January 31, 2011

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

650 HIGH INCOME FUND, INC.

Portfolio Characteristics (Unaudited)

January 31, 2011

PORTFOLIO STATISTICS

Weighted average coupon	4.17%

Average effective maturity	3.80 years

Total number of holdings	126

CREDIT QUALITY

A	4.33%

BBB	13.19%

BB	13.44%

B	15.00%

Below B	25.25%

NR	10.74%

Money Market-Treasury	18.05%
Total	100%

ASSET ALLOCATION1

Asset-Backed Securities	5.13%

Commercial Mortgage-Backed Securities	83.99%

Non-Agency Residential Mortgage-Backed Securities	8.23%

Preferred Securities	2.65%
Total	100%

[1]	Includes only invested assets; excludes cash.

2011 Semi-Annual Report

650 HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
ASSET-BACKED SECURITIES – 4.1%
Long Beach Mortgage Loan Trust Series 2002-5, Class M4B [6]	6.00%	11/25/32	$400	$57,619
Mid-State Trust Series 2004-1, Class B	8.90	08/15/37	1,441	1,358,747
Sail Net Interest Margin Notes
Series 2004-BN2A, Class B [1,4,7]	7.00	12/27/34	467	1
Series 2003-5, Class A 1,4,5,7	7.35	06/27/33	24	2
Series 2003-3, Class A 1,4,7	7.75	04/27/33	59	—
Structured Asset Investment Loan Trust Series 2004-3, Class B [1,3,4,6]	6.00/6.50	04/25/34	129	16,146
Total ASSET-BACKED SECURITIES (Cost – $2,524,775)				1,432,515
COMMERCIAL MORTGAGE-BACKED SECURITIES – 67.3%
Commercial Mortgage-Backed Securities – 63.2%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class XW [1,2,4,7]	0.04	05/10/45	—	—
Series 2007-2, Class XW [2,7]	0.04	04/10/49	—	—
Series 2004-6, Class F [1,2,4]	5.23	12/10/42	1,889	1,400,915
Series 2007-2, Class L [1,4]	5.37	04/10/49	1,144	10,866
Series 2007-2, Class M [1,4]	5.37	04/10/49	525	3,413
Series 2007-2, Class N [1,4]	5.37	04/10/49	1,768	7,955
Series 2007-2, Class O [1,4]	5.37	04/10/49	672	1,679
Series 2007-2, Class P [1,4]	5.37	04/10/49	638	574
Series 2007-2, Class Q [1,4]	5.37	04/10/49	2,365	946
Series 2007-2, Class S [1,4]	5.37	04/10/49	7,432	743
Series 2006-2, Class J [1,4]	5.48	05/10/45	667	38,817
Series 2006-2, Class K [1,4]	5.48	05/10/45	1,047	35,215
Series 2006-2, Class L [1,4]	5.48	05/10/45	1,202	20,434
Series 2006-2, Class M [1,4]	5.48	05/10/45	786	5,500
Series 2006-2, Class N [1,4]	5.48	05/10/45	1,571	3,143
Series 2006-2, Class O [1,4]	5.48	05/10/45	1,537	1,537
Series 2006-2, Class P [1,4]	5.48	05/10/45	5,413	541
Series 2007-2, Class K [1,2,4]	5.70	04/10/49	2,727	40,909
Series 2002-PB2, Class K [1,4]	6.29	06/11/35	1,511	1,387,098
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class X1 [1,2,4,7]	0.14	09/11/41	—	—
Series 2005-PWR9, Class L [1,4]	4.66	09/11/42	3,777	171,899
Series 2006-PW13, Class J [1,4]	5.26	09/11/41	2,406	45,718
Series 2006-PW13, Class K [1,4]	5.26	09/11/41	302	5,126
Series 2006-PW13, Class L [1,4]	5.26	09/11/41	2,012	28,165
Series 2006-PW13, Class M [1,4]	5.26	09/11/41	1,644	14,791
Series 2006-PW13, Class N [1,4]	5.26	09/11/41	980	6,857
Series 2006-PW13, Class O [1,4]	5.26	09/11/41	1,641	3,282
Series 2006-PW13, Class P [1,4]	5.26	09/11/41	6,196	62
Series 2004-PWR6, Class F [1,2,4]	5.44	11/11/41	1,700	1,066,054
Series 2004-PWR5, Class F [1,4]	5.48	07/11/42	2,644	1,890,525
Series 1999-C1, Class J [1,4]	5.64	02/14/31	1,154	115

See Notes to Portfolio of Investments and Notes to Financial Statements.

650 High Income Fund, Inc.

650 HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD 2006 CD2 Mortgage Trust
Series 2006-CD2, Class K [1,4]	5.09%	01/15/46	$1,233	$9,248
Series 2006-CD2, Class L [1,4]	5.09	01/15/46	881	2,202
Series 2006-CD2, Class M [1,4]	5.09	01/15/46	1,496	3,740
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class G [1,2,4]	5.22	07/15/44	3,777	1,657,199
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class L [1,4]	5.06	12/10/46	1,667	1,667
Series 2006-C8, Class M [1,4]	5.06	12/10/46	1,667	167
Series 2006-C8, Class N [1,4]	5.06	12/10/46	416	42
Series 2007-C9, Class L [1,4]	5.24	12/10/49	3,171	409,525
Series 2007-C9, Class M [1,4]	5.24	12/10/49	1,244	120,337
Series 2007-C9, Class N [1,4]	5.24	12/10/49	1,343	108,593
Series 2007-C9, Class O [1,4]	5.24	12/10/49	1,142	64,121
Series 2007-C9, Class P [1,4]	5.24	12/10/49	1,926	77,953
Series 2007-C9, Class Q [1,4]	5.24	12/10/49	1,154	32,329
Series 2007-C9, Class S [1,4]	5.24	12/10/49	7,245	72,452
Credit Suisse First Boston Mortgage Securities Corp.
Series 2006-C1, Class AX [1,2,4,7]	0.01	02/15/39	—	—
Series 2003-C3, Class J [1,4]	4.23	05/15/38	907	654,282
Series 2004-C3, Class J [1,4]	4.78	07/15/36	208	520
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L [1,4]	5.15	09/15/39	471	2,354
Series 2006-C4, Class M [1,4]	5.15	09/15/39	758	2,655
Series 2006-C4, Class N [1,4]	5.15	09/15/39	1,223	3,058
Series 2006-C4, Class O [1,4]	5.15	09/15/39	1,206	1,810
Series 2006-C4, Class P [1,4]	5.15	09/15/39	1,817	1,817
Series 2006-C4, Class Q [1,4]	5.15	09/15/39	2,412	1,206
Series 2006-C4, Class S [1,4]	5.15	09/15/39	1,548	155
Series 2006-C1, Class L [1,4]	5.24	02/15/39	1,297	119,036
Series 2006-C1, Class M [1,4]	5.24	02/15/39	907	73,052
Series 2006-C1, Class N [1,4]	5.24	02/15/39	973	48,585
Series 2006-C1, Class O [1,4]	5.24	02/15/39	324	11,175
Series 2006-C1, Class P [1,4]	5.24	02/15/39	325	3,249
Series 2006-C1, Class Q [1,4]	5.24	02/15/39	648	3,241
Series 2006-C1, Class S [1,4]	5.24	02/15/39	1,747	175
Series 2007-C2, Class A3	5.54	01/15/49	53	54,713
Series 2006-C3, Class A3 [2]	5.83	06/15/38	1,300	1,420,517
JP Morgan Commercial Mortgage Securities Corp.
Series 2003-C1, Class K [1,4,5]	5.08	01/12/37	938	94
Series 2005-LDP5, Class J [1,2,4]	5.38	12/15/44	3,400	1,229,436
Series 2007-LD11, Class K [1,2,4]	5.82	06/15/49	4,154	20,771
LB-UBS Commercial Mortgage Trust
Series 2002-C2, Class V [5]	1.00	07/15/32	—	—
Series 2005-C1, Class G [1,2,4]	5.16	02/15/40	3,238	1,791,325
Series 2002-C2, Class M [1,4]	5.68	07/15/35	680	513,982
Series 2002-C2, Class N [1,4]	5.68	07/15/35	1,095	776,773
Series 2001-C7, Class L [1,4]	5.87	11/15/33	2,492	1,878,202

See Notes to Portfolio of Investments and Notes to Financial Statements.

2011 Semi-Annual Report

650 HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LNR CDO Limited Series 2007-1A, Class F [1,2,4,7]	1.71%	12/26/49	$2,833	$—
Merrill Lynch Mortgage Trust Series 2002-MW1, Class J [1,4]	5.70	07/12/34	1,733	988,664
Morgan Stanley Cap I, Inc.
Series 2006-IQ11, Class J [1,4]	5.53	10/15/42	613	12,250
Series 2006-IQ11, Class K [1,4]	5.53	10/15/42	443	3,321
Series 2006-IQ11, Class L [1,4]	5.53	10/15/42	499	1,247
Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class J [1,4]	4.70	04/15/42	943	48,389
Series 2005-C18, Class K [1,4]	4.70	04/15/42	1,258	37,230
Series 2005-C18, Class L [1,4]	4.70	04/15/42	602	6,648
Series 2005-C18, Class M [1,4]	4.70	04/15/42	402	1,356
Series 2005-C18, Class N [1,4]	4.70	04/15/42	489	489
Series 2002-C2, Class L [1,4]	4.94	11/15/34	1,385	1,217,187
Series 2002-C2, Class M [1,4]	4.94	11/15/34	810	577,588
Series 2002-C2, Class N [1,4]	4.94	11/15/34	709	402,324
Series 2002-C2, Class O [1,4]	4.94	11/15/34	571	250,062
Series 2002-C2, Class P [1,4]	4.94	11/15/34	7,588	1,005,950
Series 2006-C29, Class K [1,4]	5.07	11/15/48	1,057	23,252
Series 2006-C29, Class L [1,4]	5.07	11/15/48	704	13,730
Series 2006-C29, Class M [1,4]	5.07	11/15/48	670	6,366
Series 2006-C29, Class N [1,4]	5.07	11/15/48	865	3,893
Series 2006-C29, Class O [1,4]	5.07	11/15/48	1,861	3,723
Series 2006-C29, Class P [1,4]	5.07	11/15/48	1,894	758
Series 2006-C29, Class Q [1,4]	5.07	11/15/48	8,525	852
Series 2007-C31, Class L [1,4]	5.13	04/15/47	2,553	25,535
Series 2007-C31, Class M [1,4]	5.13	04/15/47	551	4,131
Series 2007-C31, Class N [1,4]	5.13	04/15/47	2,146	10,728
Series 2007-C31, Class O [1,4]	5.13	04/15/47	1,243	3,107
Series 2007-C31, Class P [1,4]	5.13	04/15/47	1,250	1,874
Series 2007-C31, Class Q [1,4]	5.13	04/15/47	1,250	625
Series 2007-C31, Class S [1,4]	5.13	04/15/47	710	71
Series 2007-C31, Class T [1,4]	5.13	04/15/47	1,428	143
Series 2007-C31, Class U [1,4]	5.13	04/15/47	5,258	526

Total Commercial Mortgage-Backed Securities (Cost – $123,002,534)				22,016,656

Loans Receivable Investments – 4.1%
PNC Corp. Center B Note [1,4,5] (Cost $2,384,129 )	8.85	03/11/17	2,350	1,443,135
Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost – $125,386,663)				23,459,791
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES – 6.6%
Subordinated Collateralized Mortgage Obligations – 6.6%
American Home Mortgage Assets
Series 2007-1, Class A2 [2]	1.07	02/25/47	4,066	942,496

See Notes to Portfolio of Investments and Notes to Financial Statements.

650 High Income Fund, Inc.

650 HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Citicorp Mortgage Securities, Inc.
Series 2003-5, Class B4 [2]	5.37%	04/25/33	$215	$137,366
Series 2003-5, Class B5 [2]	5.37	04/25/33	144	71,615
Series 2003-5, Class B6 [2]	5.37	04/25/33	216	70,962
Residential Funding Mortgage Sec I
Series 2003-S6, Class B1	5.00	04/25/18	68	49,616
Series 2003-S6, Class B2	5.00	04/25/18	45	31,573
Series 2003-S6, Class B3 [5]	5.00	04/25/18	68	12,354
Resix Financial Limited
Series 2004-A, Class B8 [1,2,4]	5.26	02/10/36	452	229,353
Series 2005-A, Class B9 [1,2,4]	6.01	03/10/37	873	173,365
Series 2005-D, Class B9 [1,2,4]	8.26	12/15/37	1,509	21,277
Series 2005-A, Class B10 [1,2,4]	8.76	03/10/37	681	117,595
Series 2004-A, Class B11 [1,2,4]	14.76	02/10/36	517	211,234
Washington Mutual Mortgage Securities Corp.
Series 2003-S3, Class CB5 [2]	5.42	06/25/33	508	168,820
Series 2003-S3, Class CB6 [2]	5.42	06/25/33	506	62,172

Total Subordinated Collateralized Mortgage Obligations (Cost – $6,271,056)				2,299,798
Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $6,271,056)				2,299,798

			Shares	Value (Note 2)
PREFERRED SECURITIES – 2.1%
Strategic Hotel Capital, Inc. Series A, 8.50% (REIT) [1,4,8] (Cost $719,512 )			28,154	$739,924
Total Investments – 80.1% (Cost – $134,902,006)				27,932,028
Other Assets in Excess of Liabilities – 19.9%				6,935,157

NET ASSETS IN LIQUIDATION – 100.0%				$34,867,185

See Notes to Portfolio of Investments and Notes to Financial Statements.

2011 Semi-Annual Report

650 HIGH INCOME FUND, INC.

Notes to Portfolio of Investments (Unaudited)

January 31, 2011

The following notes should be read in conjunction with the accompanying Portfolio of Investments.

1	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2011 the total value of all such investments was $23,493,458 or 67.38% of net assets.
2	—	Variable Rate Security – Interest rate shown is the rate in effect as of January 31, 2011.
3	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
4	—	Private Placement.
5	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of January 31, 2011, the total value of all such securities was $1,455,585 or 4.17% of net assets.
6	—	Investment in sub-prime security. As of January 31, 2011, the total value of all such investments was $73,765 or 0.21% of net assets.
7	—	Issuer is currently in default on its regularly scheduled interest payment.
8	—	Non-income producing security.
CDO	—	Collateralized Debt Obligation.
REIT	—	Real Estate Investment Trust.

See Notes to Financial Statements.

650 High Income Fund, Inc.

650 HIGH INCOME FUND, INC.

Statement of Assets and Liabilities in Liquidation (Unaudited)

January 31, 2011

Assets:
Investments in securities, at value (Note 2)	$26,488,893
Investments in loans receivable, at value	1,443,135

Total investments	27,932,028
Cash	6,156,214
Interest receivable	777,783
Principal paydown receivable	28,972

Total assets	34,894,997

Liabilities:
Investment advisory fee payable (Note 4)	1,298
Administration fee payable (Note 4)	15,501
Accrued expenses	11,013

Total liabilities	27,812

Net Assets in Liquidation	$34,867,185

Composition of Net Assets:
Capital stock, at par value ($0.001 par value, 200,000,000 shares authorized) (Note 7)	$52,174
Additional paid-in capital (Note 7)	218,707,418
Undistributed net investment income	864,704
Accumulated net realized loss on investment transactions, swap contracts and future transactions	(77,787,133)
Net unrealized depreciation on investments	(106,969,978)

Net assets in Liquidation applicable to capital stock outstanding	$34,867,185

Investments in securities, at cost	$132,517,877
Investments in loans receivable, at cost	2,384,129

Total investments, at cost	$134,902,006

Shares Outstanding and Net Asset Value Per Share:
Common shares outstanding	52,174,462
Net asset value per share	$0.67

See Notes to Financial Statements.

2011 Semi-Annual Report

650 HIGH INCOME FUND, INC.

Statement of Operations (Unaudited)

For the Six Months Ended January 31, 2011

Investment Income (Note 2):
Interest	$4,165,004

Expenses:
Investment advisory fees (Note 4)	78,285
Administration fees (Note 4)	23,485
Custodian	23,414
Legal fees	20,950
Insurance	9,836
Directors’ fees	7,971
Report to stockholders	5,942
Audit and tax services	4,132
Miscellaneous	15,887

Total expenses	189,902
Less expenses waived and reimbursed by the investment advisor (Note 4)	(88,132)

Net expenses	101,770

Net investment income	4,063,234

Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized loss on investments	(7,091,381)
Net change in unrealized appreciation (depreciation) on investments	11,152,805

Net realized and unrealized gain on investment transactions	4,061,424

Net increase in net assets in Liquidation resulting from operations	$8,124,658

See Notes to Financial Statements.

650 High Income Fund, Inc.

650 HIGH INCOME FUND, INC.

Statements of Changes in Net Assets in Liquidation

	For the Six Months Ended January 31, 2011 (Unaudited)	For the Fiscal Year Ended July 31, 2010
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$4,063,234	$10,822,456
Net realized loss on investments	(7,091,381)	(10,155,925)
Net change in unrealized appreciation (depreciation) on investments	11,152,805	9,811,808

Net increase in net assets in liquidation resulting from operations	8,124,658	10,478,339

Dividends to Stockholders (Note 2):
Net investment income	(3,228,444)	(11,119,961)

Capital Stock Transactions (Note 7):
Reinvestment of dividends	3,228,515	11,119,961
Cost of shares tendered	(7,631,821)	(12,460,680)

Net decrease in net assets in liquidation from capital stock transactions	(4,403,306)	(1,340,719)

Total increase (decrease) in net assets in liquidation	492,908	(1,982,341)

Net Assets:
Beginning of period	34,374,277	36,356,618

End of period	$34,867,185	$34,374,277

(including undistributed net investment income of)	$864,704	$29,914

Share Transactions:
Reinvested shares	4,966,947	19,172,350
Shares tendered	(11,924,721)	(17,800,975)

Net increase (decrease) in shares	(6,957,774)	1,371,375

See Notes to Financial Statements.

2011 Semi-Annual Report

650 HIGH INCOME FUND, INC.

Statement of Cash Flows (Unaudited)

For the Six Months Ended January 31, 2011

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:
Net increase in net assets in Liquidation resulting from operations	$8,124,658
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Proceeds from disposition of long-term portfolio investments and principal paydowns	4,727,741
Purchases of long-term portfolio investments	(1,039,236)
Decrease in interest receivable	83,393
Increase in principal paydown receivable	(28,972)
Decrease in prepaid expenses	22,213
Decrease in receivable from advisor	15,011
Increase in investment advisory fee payable	1,298
Increase in administration fee payable	2,920
Decrease in accrued expenses	(101,457)
Net amortization and paydown losses on investments	(1,818,709)
Unrealized appreciation on investments	(11,152,805)
Net realized loss on investment transactions	7,091,381

Net cash provided by operating activities	5,927,436

Cash flows used for financing activities:
Payment on shares tendered	(7,631,821)
Dividends paid to stockholders, net of reinvestments	71

Net cash used for financing activities	(7,631,750)

Net change in cash	(1,704,314)
Cash at beginning of period	7,860,528

Cash at end of period	$6,156,214

Supplemental Disclosure of Cash Flow Information:

Non-cash financing activities included reinvestment of dividends of $3,228,515.

See Notes to Financial Statements.

650 High Income Fund, Inc.

650 HIGH INCOME FUND, INC.

Financial Highlights

	For the Six Months Ended January 31, 2011 (Unaudited)	For the Fiscal Year Ended July 31,
		2010*	2009	2008	2007	2006
Per Share Operating Performance:
Net asset value, beginning of period	$0.58	$0.63	$2.65	$5.82	$6.90	$6.96

Net investment income	0.09	0.24	0.54	0.60	0.73	0.60
Net realized and unrealized gain (loss) on investments, futures transactions and swap contracts	0.07	(0.04)	(1.87)	(3.17)	(0.94)	(0.02)

Net increase (decrease) in net asset value resulting from operations	0.16	0.20	(1.33)	(2.57)	(0.21)	0.58

Dividends from net investment income	(0.07)	(0.25)	(0.55)	(0.60)	(0.72)	(0.59)
Distributions from net realized gains	—	—	—	—	(0.15)	(0.05)
Return of capital distributions	—	—	(0.14)	—	—	—

Total dividends and distributions paid	(0.07)	(0.25)	(0.69)	(0.60)	(0.87)	(0.64)

Net asset value, end of period	$0.67	$0.58	$0.63	$2.65	$5.82	$6.90

Total Investment Return	27.67%[2]	36.23%	(49.45)%	(45.55)%	(3.97)%	8.47%

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000’s)	$34,867	$34,374	$36,357	$140,938	$210,314	$270,144
Operating expenses	1.21%[1]	1.46%	1.21%	0.86%	0.79%	0.79%
Interest expense	0.00%[1]	0.00%	0.19%	1.90%	0.50%	0.82%
Total expenses	1.21%[1]	1.46%	1.40%	2.76%	1.29%	1.61%
Total expenses including fee waiver and excluding interest expense	0.65%[1]	0.72%	0.75%	0.75%	0.75%	0.75%
Net investment income	25.95%[1]	32.48%	28.05%	15.18%	9.39%	9.34%
Portfolio turnover rate	4%[2]	0%	21%	9%	18%	46%

*	As of May 1, 2010, Six50 Capital Management LLC became the investment advisor to the Fund.

[1]	Annualized.

[2]	Not Annualized.

See Notes to Financial Statements.

2011 Semi-Annual Report

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2011

1. The Fund

650 High Income Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on September 12, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company.

Six50 Capital Management LLC (the “Advisor”), a registered investment advisor under the Investment Advisers Act of 1940, as amended, is the investment advisor to the Fund.

Pursuant to action by stockholders holding more than two-thirds of the voting power of the Fund’s outstanding shares of Common Stock and subsequent Board approval of a Plan of Liquidation and Termination of the Fund with an effective date of January 25, 2011, the Fund is to liquidate and distribute its assets pro rata on or about February 28, 2011 to its stockholders of record. As a result of this action, the Fund changed its basis of accounting under accounting principles generally accepted in the United States of America (“GAAP”) from a going concern to a liquidation basis. The change to liquidation basis of accounting had no material affect on the financial statements of the Fund, as assets and liabilities were already stated at fair value.

The Fund’s investment objective is to provide a high total return by investing in securities backed by interests in real estate. No assurance can be given that the Fund’s investment objective will be achieved.

2. Significant Accounting Policies

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security. A security may, however, be priced using a quote obtained from a single active market maker, as the case may be. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, the Fund’s Board of Directors. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period or (4) the Advisor determines that the quotation or price for a portfolio security provided by an independent pricing service, or other source(s) of information for securities valuations (including, but not limited to, broker-dealers, Bloomberg, or Reuters) is inaccurate.

650 High Income Fund, Inc.

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2011

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider, among other things, the following factors, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at fair value:

Assets	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Preferred Securities	Total
Description:
Level 1 — Quoted Prices	$—	$—	$—	$—	$—
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—	—	—	—	—
Level 3 — Significant Unobservable Inputs	1,432,515	23,459,791	2,299,798	739,924	27,932,028

Total	$1,432,515	$23,459,791	$2,299,798	$739,924	$27,932,028

2011 Semi-Annual Report

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2011

The following is a reconciliation of assets of which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Preferred Securities	Total
Balance as of July 31, 2010	$1,531,025	$22,325,235	$1,299,063	$585,077	$25,740,400
Accrued Discounts (Premiums)	(759)	1,183,838	41,385	—	1,224,464
Realized Gain (Loss)	8,289	2,981,086	(2,684,210)	—	305,165
Change in Unrealized Appreciation (Depreciation)	201,278	7,445,914	3,350,767	154,847	11,152,806
Net Purchases (Sales)	(307,318)	(10,476,282)	292,793	—	(10,490,807)

Balance as of January 31, 2011	$1,432,515	$23,459,791	$2,299,798	$739,924	$27,932,028

Change in unrealized gains or losses relating to assets still held at reporting date:	$(19,727)	$8,502,568	$1,053,460	$154,847	$9,691,148

Valuation of and Basis of Accounting for Loans Receivable: Loans receivable are carried at fair value, which is considered equal to the present value of the expected future cash flows discounted at the loan’s effective interest rate, or collateral value, if the loan is collateral dependent. Interest income on loans receivable is accrued based upon the principal amount outstanding.

Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest.

Taxes: The Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its stockholders. Therefore, no federal income or excise tax provision is required. The Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.

GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year. As of January 31, 2011, the Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.

The Fund has reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of January 31, 2011, open taxable years consisted of the taxable years ended July 31, 2008 through July 31, 2010. No examination of the Fund’s tax filings is currently in progress.

Dividends and Distributions: Distributions from net investment income and net realized capital gains in excess of capital loss carryforwards (including net short term capital gains), if any, are declared and paid at least annually to stockholders. Distributions to stockholders are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution will be provided if payment is made from any source other than the net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.

650 High Income Fund, Inc.

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2011

Dividends from net investment income and distributions from realized capital gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in a reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.

Swap Agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter- Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will become a protection seller to take on credit risk in order to earn a premium. The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Payments paid or received upon the opening of a swap agreement are included in Swap premiums paid or received in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon the termination or maturity of the swap. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations. The Fund had no open swap contracts for the six months ended January 31, 2011.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund may invest in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market. The Fund had no futures contracts for the six months ended January 31, 2011.

2011 Semi-Annual Report

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2011

Cash Flow Information: The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of stockholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as “Cash” in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

3. Risks of Investing in Asset-Backed Securities and Below-Investment Grade Securities

The value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of the underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

The Fund has investments in below-investment grade debt securities, including mortgage-backed and asset-backed securities. Below-investment grade securities involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities affected and a decline in the NAV of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below-investment grade issuers frequently experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below-investment grade debt securities are generally less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change can be expected to result in significant volatility of prices for these securities. Rating services consider these securities to be speculative in nature.

Below-investment grade securities may be subject to market conditions, events of default or other circumstances which cause them to be considered “distressed securities.” Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to bear certain extraordinary expenses in order to protect and recover its investments in certain distressed securities. Therefore, to the extent the Fund seeks capital growth through investment in such securities, the Fund’s ability to achieve current income for its stockholders may be diminished. The Fund also is subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of such securities, the Fund may be restricted from disposing of distressed securities.

4. Investment Advisory Agreements and Affiliated Transactions

The Fund entered into an Investment Advisory Agreement (the “Advisory Agreement”), effective August 1, 2010, with the Advisor under which the Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

650 High Income Fund, Inc.

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2011

The Advisory Agreement provides, among other things, that the Advisor will bear all expenses of its employees and overhead incurred in connection with its duties under the Advisory Agreement. The Advisory Agreement provides that the Fund shall pay the Advisor a monthly fee for its services at an annual rate of 0.50% of the Fund’s average weekly net assets.

The Advisor has agreed to either waive its management fee or reimburse the ongoing expenses of the Fund to the extent that such expenses, excluding interest expense, exceed 0.65% of average daily net assets of the Fund per annum. During the six months ended January 31, 2011, the Advisor earned $78,285 in investment advisory fees, all of which the Advisor has waived and has reimbursed other expenses of $9,847.

Effective May 1, 2010, the Fund has entered into an Administration Agreement with the Advisor. The Advisor entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Advisor and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Advisor a monthly fee at an annual rate of 0.15% of the Fund’s average weekly net assets. During the six months ended January 31, 2011, the Advisor earned $23,485 in administration fees. The Advisor is responsible for any fees due the Sub-Administrator, except for Form N-Q filing fees.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor.

5. Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities and short sales, for the period ended January 31, 2011, were $1,039,236 and $21,442,681, respectively. For the period ended January 31, 2011, there were no transactions in U.S. Government securities. For purposes of this footnote, U.S. Government securities may include securities issued by the U.S. Treasury, Federal Home Loan Mortgage Corporation, and the Federal National Mortgage Association.

6. Borrowings

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for any potential reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. During the six months ended January 31, 2011, the Fund had no reverse repurchase agreements outstanding.

7. Capital Stock

There are 200 million shares of $0.001 par value common stock authorized. Of the 52,174,462 shares outstanding at January 31, 2011, the Advisor owned no shares. On October 1, 2004 the Fund purchased 174,263 shares of its common stock to provide liquidity to the Fund’s stockholders since the Fund’s shares are not sold on a secondary market. The value of the purchased shares amounted to $1,245,982. Also, on June 14, 2007, the Fund purchased 7,268,150 shares of its common stock to provide liquidity to the Fund’s stockholders. The value

2011 Semi-Annual Report

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2011

of the purchased shares amounted to $49,423,420. On September 30, 2008 relating to an offer to purchase up to 26,981,132 shares of its common stock, the Fund purchased 13,043,780 shares. The aggregate value of the purchased shares was $30,000,694. On that same date, the Fund purchased or redeemed 13,014,572 shares. Of these shares, 5,840,096 were redeemed for cash of $13,459,669 and 7,174,476 shares were an in-kind redemption for securities valued at $16,535,015.

On November 20, 2009, relating to an offer to purchase shares of its common stock, the Fund purchased 17,800,975 shares. The aggregate value of the purchased shares was $12,460,680. Also, on September 30, 2010, relating to another offer to purchase shares of its common stock, the Fund purchased 11,924,721 shares. The aggregate value of the purchased shares was $7,631,821.

8. Financial Instruments

The Fund can trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

The Fund had no swaps or futures contracts outstanding for the period ended January 31, 2011.

9. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid for the following periods were as follows:

	2010	2009
Ordinary Income	$11,119,961	$17,027,677
Return of capital	—	4,910,180

	$11,119,961	$21,937,857

The tax character of the distributions for the period ended January 31, 2011 is expected to be from ordinary income.

At July 31, 2010, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Capital loss carryfowards	$(62,337,545)
Post-October losses	(8,358,207)
Unrealized depreciation	(118,092,869)

$(188,788,621)

At July 31, 2010, the Fund had a capital loss carryforward of $ 62,337,545 for federal income tax purposes available to offset future capital gains through the following expiration dates:

2015	$2,201
2016	7,398,964
2017	44,559,287
2018	10,377,093

$62,337,545

650 High Income Fund, Inc.

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2011

To the extent that future capital gains are offset by capital losses, such capital gains will not be distributed.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Fund incurred and elected to defer $8,358,207 of such capital losses.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at January 31, 2011 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$134,902,006	$423,586	$(107,393,564)	$(106,969,978)

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains/losses for financial reporting purposes. Permanent book and tax differences, if any, relating to stockholder distributions will result in reclassifications to paid-in capital or to undistributed capital gains. Any undistributed net income and realized gain remaining at fiscal year-end will be distributed in the following year.

10. Indemnification

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, the Fund has not had prior claims or losses pursuant to the contracts and expects the risk of loss to be remote.

11. Designation of Restricted Illiquid Securities

From time to time, the Fund may invest in restricted securities, which are securities that may be offered for public sale without first being registered under the Securities Act of 1933 (the “1933 Act”). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2011, the Fund held restricted securities as shown in the table below that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund’s Boards of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures described in Note 2 and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2002-PB2, Class K	6.29%	06/11/35	10/20/04	$1,534,419	$1,387,098	4.0%
Banc of America Commercial Mortgage, Inc. Series 2004-6, Class F	5.23	12/10/42	12/16/04	1,895,055	1,400,915	4.0
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class J	5.48	05/10/45	06/12/06	596,379	38,817	0.1
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class K	5.48	05/10/45	06/12/06	919,450	35,215	0.1

2011 Semi-Annual Report

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2011

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class L	5.48%	05/10/45	06/12/06	$950,815	$20,434	0.1%
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class M	5.48	05/10/45	06/12/06	592,498	5,500	0.0
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class N	5.48	05/10/45	06/12/06	1,098,792	3,143	0.0
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class O	5.48	05/10/45	06/12/06	1,007,069	1,537	0.0
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class P	5.48	05/10/45	06/12/06	2,355,681	541	0.0
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class XW	0.04	05/10/45	07/09/10	—	—	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.70	04/10/49	05/24/07	2,424,039	40,909	0.1
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class L	5.37	04/10/49	05/24/07	1,013,504	10,866	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class M	5.37	04/10/49	05/24/07	456,271	3,413	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class N	5.37	04/10/49	05/24/07	1,379,708	7,955	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class O	5.37	04/10/49	05/24/07	501,324	1,679	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class P	5.37	04/10/49	05/24/07	451,894	574	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class Q	5.37	04/10/49	05/24/07	1,389,244	946	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class S	5.37	04/10/49	05/24/07	3,707,426	743	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class XW	0.04	04/10/49	07/09/10	—	—	0.0
Bear Stearns Commercial Mortgage Securities Series 1999-C1, Class J	5.64	02/14/31	11/16/01	253,458	115	0.0
Bear Stearns Commercial Mortgage Securities Series 2004-PWR5, Class F	5.48	07/11/42	10/06/04	2,649,881	1,890,525	5.4
Bear Stearns Commercial Mortgage Securities Series 2004-PWR6, Class F	5.44	11/11/41	12/08/04	1,712,708	1,066,054	3.1
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class L	4.66	09/11/42	09/14/05	3,113,567	171,899	0.5
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class J	5.26	09/11/41	09/13/06- 05/02/07	2,158,752	45,718	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class K	5.26	09/11/41	09/13/06	264,629	5,126	0.0
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class L	5.26	09/11/41	09/13/06- 09/20/06	1,509,049	28,165	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class M	5.26	09/11/41	09/13/06- 09/20/06	1,115,620	14,791	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class N	5.26	09/11/41	09/13/06	620,747	6,857	0.0
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class O	5.26	09/11/41	09/13/06	974,691	3,282	0.0

650 High Income Fund, Inc.

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2011

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class P	5.26%	09/11/41	09/13/06	$2,298,534	$62	0.0%
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class X1	0.14	09/11/41	07/09/10	—	—	0.0
CD 2006 CD2 Mortgage Trust Series 2006-CD2, Class K	5.09	01/15/46	09/21/06	1,117,150	9,248	0.0
CD 2006 CD2 Mortgage Trust Series 2006-CD2, Class L	5.09	01/15/46	09/21/06	793,530	2,202	0.0
CD 2006 CD2 Mortgage Trust Series 2006-CD2, Class M	5.09	01/15/46	09/21/06	1,197,421	3,740	0.0
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class G	5.22	07/15/44	11/03/05	3,635,656	1,657,199	4.8
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class L	5.06	12/10/46	12/13/06	1,539,093	1,667	0.0
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class M	5.06	12/10/46	12/13/06	1,523,154	167	0.0
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class N	5.06	12/10/46	12/13/06	342,632	42	0.0
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class L	5.24	12/10/49	08/07/07	2,616,466	409,525	1.2
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class M	5.24	12/10/49	08/07/07	998,828	120,337	0.4
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class N	5.24	12/10/49	08/07/07	967,436	108,593	0.3
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class O	5.24	12/10/49	08/07/07	774,043	64,121	0.2
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class P	5.24	12/10/49	08/07/07	1,238,614	77,953	0.2
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class Q	5.24	12/10/49	08/07/07	483,853	32,329	0.1
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class S	5.24	12/10/49	08/07/07	2,749,511	72,452	0.2
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3, Class J	4.23	05/15/38	06/17/03	843,987	654,282	1.9
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C3, Class J	4.78	07/15/36	11/30/05	191,517	520	0.0
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class AX	0.01	02/15/39	07/09/10	—	—	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class L	5.24	02/15/39	03/07/06	1,164,749	119,036	0.4
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class M	5.24	02/15/39	03/07/06	790,650	73,052	0.2
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class N	5.24	02/15/39	03/07/06	787,422	48,585	0.2
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class O	5.24	02/15/39	03/07/06	248,871	11,175	0.0

2011 Semi-Annual Report

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2011

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class P	5.24%	02/15/39	03/07/06	$228,972	$3,249	0.0%
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class Q	5.24	02/15/39	03/07/06	437,218	3,241	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class S	5.24	02/15/39	03/07/06	704,695	175	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	432,458	2,354	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	690,866	2,655	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class N	5.15	09/15/39	09/21/06	995,835	3,058	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class O	5.15	09/15/39	09/21/06	907,266	1,810	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class P	5.15	09/15/39	09/21/06	1,292,329	1,817	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class Q	5.15	09/15/39	09/21/06	1,462,361	1,206	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class S	5.15	09/15/39	09/21/06	558,435	155	0.0
JP Morgan Commercial Mortgage Securities Corp. Series 2003-C1, Class K	5.08	01/12/37	11/30/05	885,432	94	0.0
JP Morgan Commercial Mortgage Securities Corp. Series 2005-LDP5, Class J	5.38	12/15/44	12/16/05	3,267,874	1,229,436	3.5
JP Morgan Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	5.82	06/15/49	06/28/07	3,731,469	20,771	0.1
LB-UBS Commercial Mortgage Trust Series 2001-C7, Class L	5.87	11/15/33	12/05/01	2,297,239	1,878,202	5.4
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class M	5.68	07/15/35	11/30/05	662,338	513,982	1.5
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class N	5.68	07/15/35	11/30/05	1,047,260	776,773	2.2
LB-UBS Commercial Mortgage Trust Series 2005-C1, Class G	5.16	02/15/40	01/31/05	3,251,917	1,791,325	5.1
LNR CDO Limited Series 2007-1A, Class F	1.71	12/26/49	02/27/07	2,833,000	—	0.0
Merrill Lynch Mortgage Trust Series 2002-MW1, Class J	5.70	07/12/34	11/30/05	1,690,194	988,664	2.9
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class J	5.53	10/15/42	05/24/06	533,331	12,250	0.1
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class K	5.53	10/15/42	05/24/06	378,754	3,321	0.0
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class L	5.53	10/15/42	05/24/06	367,507	1,247	0.0
PNC Corp. Center B Note	8.85	03/11/17	04/20/07	2,384,128	1,443,135	4.1
Resix Financial Limited Series 2004-A, Class B8	5.26	02/10/36	03/24/04	452,374	229,353	0.7
Resix Financial Limited Series 2004-A, Class B11	14.76	02/10/36	03/09/04	516,969	211,234	0.6
Resix Financial Limited Series 2005-A, Class B10	8.76	03/10/37	03/10/05	680,919	117,595	0.3

650 High Income Fund, Inc.

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2011

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Resix Financial Limited Series 2005-A, Class B9	6.01%	03/10/37	03/10/05	$872,934	$173,365	0.5%
Resix Financial Limited Series 2005-D, Class B9	8.26	12/15/37	12/09/05	1,509,031	21,277	0.1
Sail Net Interest Margin Notes Series 2003-3, Class A	7.75	04/27/33	05/21/03	76,849	—	0.0
Sail Net Interest Margin Notes Series 2003-5, Class A	7.35	06/27/33	06/12/03	27,796	2	0.0
Sail Net Interest Margin Notes Series 2004-BN2A, Class B	7.00	12/27/34	12/16/04	467,303	1	0.0
Strategic Hotel Capital, Inc. Series A, 8.50% (REIT)	8.50	—	11/30/05	719,512	739,924	2.1
Structured Asset Investment Loan Trust Series 2004-3, Class B	6.00	04/25/34	03/23/04	124,970	16,146	0.0
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class L	4.94	11/15/34	11/30/05	1,335,399	1,217,187	3.5
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class M	4.94	11/15/34	09/16/05	785,913	577,588	1.7
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class N	4.94	11/15/34	09/16/05	679,274	402,324	1.2
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class O	4.94	11/15/34	09/16/05	525,401	250,062	0.7
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class P	4.94	11/15/34	03/10/05	4,170,898	1,005,950	2.9
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class J	4.70	04/15/42	05/04/05- 11/30/05	864,531	48,389	0.1
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class K	4.70	04/15/42	05/04/05- 11/30/05	1,128,716	37,230	0.1
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class L	4.70	04/15/42	05/04/05	517,454	6,648	0.0
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class M	4.70	04/15/42	05/04/05	328,146	1,356	0.0
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class N	4.70	04/15/42	05/04/05- 09/16/05	384,600	489	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class K	5.07	11/15/48	12/13/06	945,675	23,252	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class L	5.07	11/15/48	12/13/06	618,511	13,730	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class M	5.07	11/15/48	12/13/06	530,815	6,366	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class N	5.07	11/15/48	12/13/06	659,199	3,893	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class O	5.07	11/15/48	12/13/06	1,364,341	3,723	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class P	5.07	11/15/48	12/13/06	1,322,814	758	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class Q	5.07	11/15/48	12/13/06	3,867,250	852	0.0
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class L	5.13	04/15/47	05/11/07	2,254,409	25,535	0.1

2011 Semi-Annual Report

650 HIGH INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2011

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class M	5.13%	04/15/47	05/11/07	$475,716	$4,131	0.0%
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class N	5.13	04/15/47	05/11/07	1,672,566	10,728	0.0
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class O	5.13	04/15/47	05/11/07	933,206	3,107	0.0
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class P	5.13	04/15/47	05/11/07	894,435	1,874	0.0
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class Q	5.13	04/15/47	05/11/07	850,088	625	0.0
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class S	5.13	04/15/47	05/11/07	343,507	71	0.0
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class T	5.13	04/15/47	05/11/07	762,995	143	0.0
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class U	5.13	04/15/47	05/11/07	2,108,083	526	0.0

					$23,493,458	67.4%

12. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosures and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

13. Subsequent Events

Pursuant to the Plan of Liquidation and Termination of the Fund mentioned in Note 1, the Fund liquidated and distributed substantially all of its net assets on February 28, 2011 and made the final liquidation distribution on March 22, 2011. Following its liquidation, the Fund intends to terminate its existence as a Maryland corporation and file with the Securities Exchange Commission to deregister as a closed-end registered investment company.

650 High Income Fund, Inc.

650 HIGH INCOME FUND, INC.

Information Concerning Directors and Officers (Unaudited)

The following tables provide the information concerning the directors and officers of 650 High Income Fund, Inc. (the “Fund”).

Directors of the Fund1

Name, Address and Age	Position(s) Held with Fund and Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

Clifford E. Lai* c/o 650 Madison Avenue, 19th Floor, New York, New York 10022 Age 56	Director Elected Since May 2010	President and CEO of Six50 Capital Management LLC (July 2009-Present); Managing Partner of Brookfield Asset Management Inc. (2006-2009); Chairman (2005-2009), Chief Executive Officer (1998-2007), President (1998-2006) and Chief Investment Officer (1993-2002) of Hyperion Brookfield Asset Management, Inc. (now known as Brookfield Investment Management Inc.); President and Chief Executive Officer (2005-2008) and Director (2005-2009) of Crystal River Capital, Inc.; President and Director of several investment companies advised by Brookfield Investment Management Inc. (1995-2009); and Co-Chairman (2003-2006) and Board of Managers (1995-2006) of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).	1

Mary LoDico c/o 650 Madison Avenue, 19th Floor, New York, New York 10022 Age 52	Director, Member of the Audit Committee Elected Since May 2010	Managing Director of Wells Fargo Securities, LLC (1999-2009)	1

Frank Raiter c/o 650 Madison Avenue, 19th Floor, New York, New York 10022 Age 62	Director, Chairman of the Audit Committee Elected Since May 2010	Director of Luminent Mortgage Capital, Inc. (2007-2009); Managing Director of Standard & Poor’s Ratings Group (S&P) (1995-2005).	1

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Six50 Capital Management LLC, the Fund’s Advisor.

[1]

Prior to their resignation effective May 1, 2010, Robert F. Birch served as Director since April 2002; Rodman L. Drake served as Director since May 2005; Harald R. Hansen served as Director since December 1999; Stuart A. McFarland served as Director since December 2006; and Louis P. Salvatore served as Director since December 2006.

2011 Semi-Annual Report

650 HIGH INCOME FUND, INC.

Information Concerning Directors and Officers

Officers of the Fund2

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Clifford E. Lai* c/o 650 Madison Avenue, 19th Floor, New York, New York 10022 Age 56	President	Elected Annually Since May 2010	Please see “Information Concerning Directors and Officers”

Julie Madnick* c/o 650 Madison Avenue, 19th Floor, New York, New York 10022 Age 42	Vice President	Elected Annually Since May 2010	Managing Director of Six50 Capital Management LLC (2009-Present); Managing Director & Portfolio Manager of Hyperion Brookfieid Asset Management, Inc. (now known as Brookfield Investment Management Inc.) (1993 -2009).

Joseph McSherry* c/o 650 Madison Avenue, 19th Floor, New York, New York 10022 Age 52	Treasurer	Elected Annually Since May 2010	CFO of Shellpoint Mortgage LLC (2010-Present); CFO of C-BASS Capital (2006-2009); Director of Financial Control of Credit Based Asset Servicing and Securitization (2006-2009); CFO of Optigenix Inc. (2004-2006)

Josielyne K. Pacifico* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 36	Secretary & Chief Compliance Officer (“CCO”)	Elected Annually Since May 2010	Managing Director & CCO of Six50 Capital Management LLC (2009-Present); Director, CCO & Assistant General Counsel (2006-2009) and Compliance Officer (2005-2006) of Hyperion Brookfield Asset Management, Inc. (now known as Brookfield Investment Management Inc.); Secretary (2008-2009) and CCO (2006-2009) of several investment companies advised by Brookfield Investment Management Inc; Compliance Manager of Marsh & McLennan Companies (2004-2005)

*	Interested person as defined in the 1940 Act, because of affiliations with Six50 Capital Management LLC, the Fund’s Advisor.

[2]

Prior to their resignation effective May 1, 2010, Kim G. Redding served as President since February 2010; Steven M. Pires served as Treasurer since April 2009; Jonathan C. Tyras served as Secretary since November 2006; Seth Gelman served as CCO since May 2009; Lily Tjioe served as Assistant Secretary since September 2009. John Feeney also served as the Fund’s President from June 2009 until February 2010.

650 High Income Fund, Inc.

CORPORATE INFORMATION

Investment Advisor and Administrator

Six50 Capital Management LLC

650 Madison Avenue

19th Floor

New York, NY 10022

Please direct your inquiries to:

Investor Relations

Phone: 212-558-2000

Transfer Agent

Stockholder inquiries relating to distributions, address changes and stockholder account information should be directed to the Funds’ transfer agent:

American Stock Transfer & Trust Company

59 Maiden Lane

New York, New York 10038

1-800-937-5449

Sub-Administrator

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

Custodian and Fund Accounting Agent

State Street Bank and Trust Company

2 Avenue De Lafayette

Lafayette Corporate Center

Boston, Massachusetts 02116

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q Fillings are available on the SEC’s website at http://www.sec.gov. In addition, the Fund’s Form N-Q Filings may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may obtain a description of the Fund’s proxy voting policies and procedures, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-212-558-2000, or go to SEC’s website at www.sec.gov.

650 High Income Fund, Inc.

January 31, 2011

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in the portfolio manager identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) None.

(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(3) None.

(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

650 HIGH INCOME FUND, INC.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: April 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: April 11, 2011

By:	/s/ Joseph W. McSherry
Joseph W. McSherry
Treasurer and Principal Financial Officer

Date: April 11, 2011